Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Mar/Sep
Schedule of Investments
March 31, 2022 (Unaudited)

		Shares	Value
EXCHANGE TRADED FUNDS - 33.13%
iShares 0-3 Month Treasury Bond ETF		1,049	$104,953
Schwab Short-Term U.S. Treasury ETF		2,081	103,093
SPDR Portfolio Short Term Treasury ETF		1,738	51,532
Vanguard Short-Term Treasury ETF		1,740	103,112
TOTAL EXCHANGE TRADED FUNDS (Cost $365,230)			362,689

	Contracts	Notional Amount
PURCHASED OPTIONS - 111.67% (a)(b)
CALL OPTIONS - 106.69%
S&P 500® Mini Index, Expires 9/12/2022, Strike Price $0.43	24	$1,087,296	1,084,029
S&P 500® Mini Index, Expires 9/12/2022, Strike Price $425.94	19	860,776	84,113
			1,168,142
PUT OPTIONS - 4.98%
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 9/12/2022, Strike Price $114.09	87	1,052,178	15,821
iShares 20+ Year Treasury Bond ETF, Expires 9/12/2022, Strike Price $127.52	77	1,017,016	37,756
S&P 500® Mini Index, Expires 9/12/2022, Strike Price $170.80	24	1,087,296	1,006
			54,583
TOTAL PURCHASED OPTIONS (Cost $1,120,233)			1,222,725

Total Investments (Cost $1,485,463) - 144.80%			1,585,414
Liabilities in Excess of Other Assets - (44.80)%			(490,522)
TOTAL NET ASSETS - 100.00%			$1,094,892

Percentages are stated as a percent of net assets.

(a) Exchange-Traded
(b) Purchased option contracts are held in connection with corresponding written option contracts.

Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Mar/Sep
SCHEDULE OF OPTIONS WRITTEN (a)
March 31, 2022

	Expiration	Strike Price	Contracts	Notional Amount	Value
CALL OPTIONS
S&P 500® Mini Index	9/12/2022	$170.80	24	$(1,087,296)	$(678,267)
					(678,267)
PUT OPTIONS
iShares iBoxx $ Investment Grade Corporate Bond ETF	9/12/2022	$120.10	87	(1,052,178)	(33,339)
iShares 20+ Year Treasury Bond ETF	9/12/2022	$134.23	77	(1,017,016)	(63,018)
S&P 500® Mini Index	9/12/2022	$383.35	24	(1,087,296)	(19,577)
					(115,934)
Total Options Written (Premiums Received $739,759)					$(794,201)

(a) Exchange-Traded